UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
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Address:      280 Park Avenue, 27th Floor
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              New York, New York 10017
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Form 13F File Number: 028-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
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Title:   Director of Portfolio Management
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Phone:   (212) 984-2900
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Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY             August 13, 2010
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         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            8
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Form 13F Information Table Value Total:            $73,917
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------ -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------
AMERICA MOVIL
SAB DE CV          SPON ADR L SHS  02364W105     7030      148000      SH              SOLE                   148000     0       0
BANCO BRADESCO S A SP ADR PFD NEW  059460303     4282      270000      SH              SOLE                   270000     0       0
CEMEX SAB DE CV    SPON ADR NEW    151290889     1934      200000      SH    CALL      SOLE                   200000     0       0
COPA HOLDINGS SA   CL A            P31076105     3529       79800      SH              SOLE                    79800     0       0
ISHARES INC        MSCI MEX INVEST 464286822      192        4003      SH              SOLE                     4003     0       0
ISHARES TR INDEX   MSCI EMERG MKT  464287234     4852      130000      SH              SOLE                   130000     0       0
ISHARES TR INDEX   MSCI EMERG MKT  464287234    50382     1350000      SH    PUT       SOLE                  1350000     0       0
PETROLEO BRASILEIRO
SA PETRO           SPONSORED ADR   71654V408     1716       50000      SH    CALL      SOLE                    50000     0       0
